Auditor's Fees and Services (Tables)	12 Months Ended
Dec. 31, 2017
Auditors Fees And Services
Schedule of Auditor's Fees and Services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the following financial years consists of:

(in EUR thousands)	2017	2016	2015
Auditing services	360	239	165
(of which for the previous year)	(22)	(50)	(16)
	338	189	149